Preferred shares (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	¥ 388,910
Reversal of accretion on Series C preferred shares	(120,000)
Conversion of preferred shares to Class A ordinary shares	(268,910)
Series A preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	18,856
Conversion of preferred shares to Class A ordinary shares	(18,856)
Series A+ preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	3,771
Conversion of preferred shares to Class A ordinary shares	(3,771)
Series B preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	6,283
Conversion of preferred shares to Class A ordinary shares	(6,283)
Series C redeemable convertible preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	360,000
Reversal of accretion on Series C preferred shares	(120,000)
Conversion of preferred shares to Class A ordinary shares	¥ (240,000)